DAC, VOBA, DSI, and DFEL (DFEL) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in DFEL [Abstract]
Balance as of beginning-of-year	$ 4,220
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	257	$ 220	$ 805
Balance as of end-of-year	5,045	4,220
Cumulative Effect, Period of Adoption, Adjustment [Member]
Changes in DFEL [Abstract]
Balance as of beginning-of-year	3,821
Amortization, net of interest:
Balance as of end-of-year	(650)	3,821
UL and Other [Member]
Changes in DFEL [Abstract]
Balance as of beginning-of-year	3,902	3,262
Business acquired (sold) through reinsurance		(161)
Deferrals	1,060	989
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	(227)	(188)
Balance as of end-of-year	4,735	3,902	3,262
Variable Annuities [Member]
Changes in DFEL [Abstract]
Balance as of beginning-of-year	318	324
Deferrals	22	26
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	(30)	(32)
Balance as of end-of-year	$ 310	$ 318	$ 324